Shareholders' Equity	12 Months Ended
Oct. 31, 2025
Shareholders Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

The Company was incorporated in the Cayman Islands in October 2022 under the Cayman Islands Companies Act as an exempted company with limited liability.

For the year ended October 31, 2022, the Company issued 5,000,000 shares to certain founding shareholders in exchange for US$500 based on the par value. On June 29, 2024, our shareholders approved a share split of our outstanding Ordinary Shares at a ratio of 1:5. The Company has retroactively restated all share data for all of the periods presented pursuant to ASC 260 to reflect the share split, resulting in 25,000,000 Ordinary Shares issued and outstanding after the share split.

On December 26, 2024, the Company completed initial public offering, issued and sold 1,200,000 Ordinary Shares, at $4.00 per share for $4.80 million. The net proceeds of $3.89 million after deducting underwriting discounts and the offering expenses payable was received by the Company.

On January 24, 2025, the Company issued and sold 174,403 shares to an over-allotment arrangement, at $4.00 per share for $0.70 million. The net proceeds of 0.38million after deducting underwriting discounts and the offering expenses payable was received by the Company

On February 28, 2025, the Board of Directors resolved and approved: the company adopt the 2025 Equity Incentive Plan, under which the total number of authorized and issuable shares of the company’s common stock (with a par value of $0.00002 per share) shall be 3,000,000 shares. On March 5, 2025, the company entered into five grant agreements with the respective grantees, specifying the grant date as March 5, 2025, with the vesting arrangement being immediately exercisable. The company recognized share-based compensation included in administrative expenses of $ 19,950,000 for the year ended October 31, 2025, calculated based on the fair value price of $ 6.65 per share on the grant date of March 5,2025 multiplied by 3,000,000 shares.

On July 7, 2025, the Board of Directors resolved and approved: The Company intends to adopt the 2025 Equity Incentive Plan, under which the total number of authorized and issuable shares of the Company’s common stock (with a par value of $0.00002 per share) shall be 4,500,000 shares. On July 14, 2025, the Company entered into four grant agreements with the respective grantees, specifying the grant date as July 14, 2025, with the vesting arrangement being immediately exercisable. The company recognized share-based compensation included in administrative expenses of $ 4,120,200 for the year ended October 31, 2025, calculated based on the fair value price of $0.9156 per share on the grant date of July 14,2025 multiplied by 4,500,000 shares.

On October 3, 2025, at the 2025 annual general meeting of shareholders (the “AGM”) of the Company, the shareholders of the Company passed resolutions to increase the Company’s authorized share capital and re-classify and re-designate the Company’s authorized share capital. As a result, immediately following the AGM, the Company’s authorized share capital was increased, and re-classified and re-designated from US$50,000 divided into 2,500,000,000 Ordinary Shares of par value US$0.00002 each to US$300,000 divided into 12,000,000,000 Class A Ordinary Shares of par value US$0.00002 each, with each Class A Ordinary Share entitled to one vote, and 3,000,000,000 Class B Ordinary Shares of par value US$0.00002 each, with each Class B Ordinary Share entitled to 20 votes. The Company has retroactively restated all share data for all of the periods presented pursuant to ASC 260 to reflect the share reorganization.

On December 26, 2025, the Company held an extraordinary meeting of shareholders, during which the shareholders approved a proposal to effect a reverse stock split (the “Reverse Split”), the Board of Directors of the Company subsequently approved the Reverse Split, and the exact ratio which is 1-for-50 on January 29, 2026. The Reverse Split became effective on February 20, 2026, and the Class A Ordinary Shares began trading on a post-Reverse Split basis on the Nasdaq Capital Market when the market opened on February 23, 2026 under the same symbol “BYAH.”, 35 fractional shares were issued in connection with the Reverse Split. All fractional shares were rounded up to the whole number of shares. Each 50 pre-split ordinary shares outstanding automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholders. The Company has retroactively restated all share and per share data for all of the periods presented pursuant to ASC 260 to reflect the Reverse Split.

As of October 31, 2025, there were 296,488 Class A ordinary shares and 381,000 Class B ordinary shares issued and outstanding.